SHAREHOLDERS' EQUITY (Schedule of Options Granted Resticted Share Unit) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Number of RSUs
Outstanding at beginning of year | shares	804,575
Changes during the year:
Granted | shares	706,560
Vested | shares	(522,326)
Forfeited | shares	(52,760)
Outstanding at end of year | shares	936,049	[1]
Weighted Average Grant Date Fair Value
Outstanding at beginning of year | $ / shares	$ 45.74
Changes during the year:
Granted | $ / shares	34.44
Vested | $ / shares	43.33
Forfeited | $ / shares	37.21
Outstanding at end of year | $ / shares	$ 39.04	[1]

[1]	As of December 31, 2023, 275,249 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2024.